SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (FY)	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II
DIGITAL MEDIA SOLUTIONS, INC.
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SUPPLEMENTAL SCHEDULE
(IN THOUSANDS)

Column A		Column B	Column C		Column D	Column E
Description		Balance at Beginning of Period	Charge to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Accounts receivable reserves	2019	$952	$836	$220	$1,067	$941
	2020	$941	$3,039	$—	$859	$3,121